Cover Page	Aug. 13, 2019	Jul. 29, 2019
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Aug. 13, 2019
Entity Registrant Name		Brixmor Property Group Inc.
Entity Incorporation, State or Country Code		MD
Entity File Number		001-36160
Entity Tax Identification Number		45-2433192
Entity Address, Address Line One		450 Lexington Avenue
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
City Area Code		212
Local Phone Number		869-3000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		BRX
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001581068
Amendment Flag		false
Brixmor Operating Partnership LP
Entity Information [Line Items]
Entity Registrant Name		Brixmor Operating Partnership LP
Entity Incorporation, State or Country Code		DE
Entity File Number		333-201464-01
Entity Tax Identification Number		80-0831163
Entity Emerging Growth Company		false